Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net income	¥ 404,858,740	$ 58,154,320	¥ 306,924,335	¥ 349,057,432
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	10,466,942	1,503,482	7,190,216	2,971,273
Share-based compensation expense	82,265,991	11,816,770	33,410,913
Investment income	(32,516,817)	(4,670,749)
(Gain) loss on risk assurance liabilities	34,257,754	4,920,818	(353,731)	(38,866,874)
Provision for credit losses	56,478,959	8,112,695	19,960,050	156,124
(Gain) loss on equity method investment	926,205	133,041	(42,684,659)	(4,855,508)
Other income – unrealized gain on equity investment with no readily determinable fair value under measurement alternative	(41,581,818)	(5,972,854)
Other expenses – change in fair value of derivative instruments	3,289,676	472,532
Loss on disposal of property and equipment	45,639	6,556	32,432	32,592
Unrealized foreign exchange loss (gain), net	(5,141,112)	(738,475)	(1,447,099)	25,403,473
Deferred income tax benefit	(9,034,211)	(1,297,683)	(32,694,920)	(12,752,767)
Changes in operating assets and liabilities:
Accounts receivable	(56,086,171)	(8,056,274)	(918,623)	(85,125,822)
Financing receivables	(39,987,198)	(5,743,802)	(20,750,252)	(988,176)
Contract assets	23,104,124	3,318,700
Receivables from related parties			9,636,927	132,218,757
Other current and non-current assets	(56,811,099)	(8,160,404)	33,100,697	(64,476,000)
Payables to related parties			(1,514,984)	1,010,000
Risk assurance liabilities	52,484,356	7,538,906	43,628,637	19,014,568
Other current and non-current liabilities	(4,124,725)	(592,479)	(168,733,602)	266,504,344
Net cash provided by operating activities	422,895,235	60,745,100	184,786,337	589,303,416
Cash flows from investing activities:
Repayments of finance lease receivables	1,358,838,393	195,184,922	1,114,545,502
Origination of finance lease receivables	(2,071,721,858)	(297,584,225)	(2,024,328,766)
Proceeds from collection of short-term consumer financing receivables	25,140,348	3,611,185
Origination of short-term consumer financing receivables	(39,716,300)	(5,704,890)
Proceeds from redemption of short-term investments	7,295,012,425	1,047,862,970	2,618,890,000	1,463,310,000
Proceeds from sale of long-term investments	179,351,253	25,762,196		332,826,300
Proceeds from third party loans	26,743,400	3,841,449
Proceeds from long-term investments	90,521,295	13,002,570
Disposal of equity method investments	100,000	14,364	143,770
Proceeds from repayments of loans from shareholders			114,000,000	3,000,000
Disposal of property and equipment and intangible assets	8,475	1,217		244,735
Purchase of short-term investments	(7,613,350,054)	(1,093,589,309)	(2,821,444,000)	(1,419,690,000)
Purchase of long-term investments	(406,307,000)	(58,362,349)	(100,000,000)	(338,560,500)
Purchases of property and equipment and intangible assets	(43,025,999)	(6,180,298)	(14,389,405)	(9,586,242)
Step acquisitions, net of cash acquired			(108,361,071)	(141,500,000)
Origination of loans provided to shareholders				(52,950,131)
Origination of loans provided to related parties and third-parties			(417,703,400)
Net cash used in investing activities	(1,198,405,622)	(172,140,198)	(1,638,647,370)	(162,905,838)
Cash flows from financing activities:
Proceeds from contribution of shareholders net of incremental costs			3,307,348,769	698,661,704
Proceeds from initial public offering, net of issuance costs			272,145,213
Payment to repurchase treasury shares	(20,638,881)	(2,964,590)
Proceeds from issuance of subsidiaries' equity to non-controlling interest holders				1,600,000
Liquidation of subsidiaries	(574,212)	(82,480)
Proceeds from borrowings	2,695,357,550	387,163,887	616,245,628	400,340,000
Purchase of subsidiary's equity from non-controlling interest holder			(4,488,906)
Repayment of borrowings	(1,686,482,435)	(242,248,044)	(73,057,135)	(414,912,500)
Distribution to shareholders	(257,114,132)	(36,932,134)	(27,063,546)
Net cash provided by financing activities	730,547,890	104,936,639	4,091,130,023	685,689,204
Effect of exchange rate changes on cash, cash equivalents and restricted cash	11,516,258	1,654,207	110,476,450	(25,403,473)
Net increase (decrease) in cash, cash equivalents and restricted cash	(33,446,239)	(4,804,252)	2,747,745,440	1,086,683,309
Cash and cash equivalents and restricted cash at beginning of the year	3,880,428,962	557,388,745	1,132,683,522	46,000,213
Cash and cash equivalents and restricted cash at end of the year	3,846,982,723	552,584,493	3,880,428,962	1,132,683,522
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	2,002,314,688	287,614,509	2,912,901,189	803,270,815
Restricted cash - current	970,993,759	139,474,527	298,900,155	10,060,360
Restricted cash - non-current	873,674,276	125,495,457	668,627,618	319,352,347
Cash and cash equivalents and restricted cash at end of the year	3,846,982,723	552,584,493	3,880,428,962	1,132,683,522
Supplemental disclosures of cash flow information:
Cash paid for income taxes	78,203,607	11,233,245	130,531,099	116,552,157
Cash paid for interest	¥ 154,589,750	$ 22,205,428	¥ 3,776,454	¥ 13,240,328